Loans Receivable, Net - Schedule of Breakdown of funds payable to investors of consolidated trusts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Institutional funding partners [Member]
Schedule of Breakdown of funds payable to investors of consolidated trusts [Line Items]
Investment principal amount	¥ 3,529,785	¥ 1,493,916
Accrued interest	130,698	11,993
Total	3,660,483	1,505,909
The Group [Member]
Schedule of Breakdown of funds payable to investors of consolidated trusts [Line Items]
Investment principal amount	1,316,130	1,093,610
Accrued interest	911,080	208,987
Total	¥ 2,227,210	¥ 1,302,597